Share-Based Compensation - Summary of Restricted Share Units (Details) - Restricted Share Units - Employees and Directors ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥) ¥ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Share Units, Granted | shares	12,550
Number of Share Units, Outstanding, December 31, 2018 | shares	12,550
Number of Share Units, Vested and expected to vest at December 31, 2018 | shares	12,550
Weighted-Average grant-date Fair Value per Option, Granted | ¥ / shares	¥ 54.69
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2018 | ¥ / shares	54.69
Weighted-Average grant-date Fair Value per Option, Vested and expected to vest at December 31, 2018 | ¥ / shares	¥ 54.69
Weighted Average Remaining Contractual Term (Years), Granted	8 months 4 days
Weighted Average Remaining Contractual Term (Years), Outstanding, December 31, 2018	8 months 4 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest at December 31, 2018	8 months 4 days
Aggregate Intrinsic Value, Granted | ¥	¥ 907
Aggregate Intrinsic Value, Outstanding, December 31, 2018 | ¥	907
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2018 | ¥	¥ 907